Accounts Receivable, Net	12 Months Ended
Jun. 30, 2018
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30,
	2018	2017
Trade accounts receivable	$16,419,182	$6,753,891
Less: allowance for doubtful accounts	(151,347)	(109,117)
Accounts receivable, net	$16,267,835	$6,644,774

Unbilled accounts receivable included in trade accounts receivable above amounted to $934,687 and $263,434 as of June 30, 2018 and 2017, respectively.

Movement of the allowance for doubtful accounts is as follows:

	As of June 30,
	2018	2017
Balance at the beginning of the year	$109,117	$46,774
Provision for doubtful accounts	134,021	62,990
Write off for doubtful account	(93,767)	-
Foreign currency translation adjustments	1,976	(647)
Balance at end of year	$151,347	$109,117